UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND

FORM N-Q

November 30, 2011

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited)	November 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 19.2%
Internet & Catalog Retail - 1.3%
Liberty Interactive Corp., Class A Shares, Interactive Series A Shares	3,975,400	$64,640,004	*

Media - 17.7%
AMC Networks Inc., Class A Shares	1,817,700	65,437,200	*
Ascent Media Corp., Class A Shares	76,760	3,571,643	*
Cablevision Systems Corp., New York Group, Class A Shares	7,270,800	109,062,000
CBS Corp., Class B Shares	784,000	20,415,360
Comcast Corp., Class A Shares	1,738,700	39,416,329
Comcast Corp., Special Class A Shares	11,067,720	247,474,219
DIRECTV, Class A Shares	2,361,132	111,492,653	*
Discovery Communications Inc., Class A Shares	742,900	31,186,942	*
Discovery Communications Inc., Class C Shares	767,800	29,053,552	*
Liberty Global Inc., Series A Shares	697,331	27,467,868	*
Liberty Global Inc., Series C Shares	707,148	26,800,909	*
Liberty Media Corp.-Liberty Capital, Class A shares	1,091,301	83,244,441	*
Madison Square Garden Inc., Class A Shares	1,994,525	58,080,568	*
Viacom Inc., Class B Shares	784,000	35,091,840
World Wrestling Entertainment Inc., Class A Shares	993,600	9,558,432

Total Media		897,353,956

Specialty Retail - 0.2%
Charming Shoppes Inc.	2,626,100	10,189,268	*

TOTAL CONSUMER DISCRETIONARY		972,183,228

ENERGY - 19.8%
Energy Equipment & Services - 11.1%
Core Laboratories NV	1,726,390	200,347,559
National-Oilwell Varco Inc.	1,675,061	120,101,874
Weatherford International Ltd.	15,861,460	240,459,734	*

Total Energy Equipment & Services		560,909,167

Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	5,463,345	444,006,048

TOTAL ENERGY		1,004,915,215

FINANCIALS - 2.3%
Capital Markets - 0.8%
Cohen & Steers Inc.	1,343,500	36,570,070
Goldman Sachs Group Inc.	27,100	2,597,806

Total Capital Markets		39,167,876

Thrifts & Mortgage Finance - 1.5%
Astoria Financial Corp.	3,962,230	29,875,214
New York Community Bancorp Inc.	3,774,190	45,441,248

Total Thrifts & Mortgage Finance		75,316,462

TOTAL FINANCIALS		114,484,338

HEALTH CARE - 35.0%
Biotechnology - 18.5%
Alkermes PLC	1,052,000	16,085,080	*
Amgen Inc.	4,578,600	265,146,726
AP Pharma Inc.	135,375	33,844	*
Biogen Idec Inc.	5,025,550	577,686,972	*
Human Genome Sciences Inc.	1,855,683	14,233,089	*
ImmunoGen Inc.	860,750	10,458,112	*
Isis Pharmaceuticals Inc.	948,500	7,037,870	*
Vertex Pharmaceuticals Inc.	1,635,640	47,417,204	*

Total Biotechnology		938,098,897

Health Care Equipment & Supplies - 2.4%
Covidien PLC	2,653,310	120,858,270

Health Care Providers & Services - 8.7%
UnitedHealth Group Inc.	9,045,800	441,163,666

Pharmaceuticals - 5.4%
BioMimetic Therapeutics Inc.	1,452,600	4,561,164	*(a)
Forest Laboratories Inc.	5,985,770	179,333,669	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	November 30, 2011

SECURITY	SHARES	VALUE
Pharmaceuticals - 5.4%(continued)
Teva Pharmaceutical Industries Ltd., ADR	345,170	$13,672,184
Valeant Pharmaceuticals International Inc.	1,663,158	76,854,531	*

Total Pharmaceuticals		274,421,548

TOTAL HEALTH CARE		1,774,542,381

INDUSTRIALS - 7.7%
Aerospace & Defense - 2.1%
L-3 Communications Holdings Inc.	1,612,545	106,911,733

Construction & Engineering - 0.8%
Fluor Corp.	693,450	38,014,929

Industrial Conglomerates - 2.6%
Tyco International Ltd.	2,760,710	132,403,652

Machinery - 2.2%
Pall Corp.	2,061,380	112,324,596

TOTAL INDUSTRIALS		389,654,910

INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 0.4%
Arris Group Inc.	1,148,743	12,348,987	*
Nokia Corp., ADR	1,135,508	6,574,591
Nokia OYJ	609,772	3,530,546	(b)

Total Communications Equipment		22,454,124

Computers & Peripherals - 4.5%
SanDisk Corp.	3,132,700	154,473,437	*
Seagate Technology PLC	4,289,860	73,356,606

Total Computers & Peripherals		227,830,043

Electronic Equipment, Instruments & Components - 2.0%
Dolby Laboratories Inc., Class A Shares	249,100	8,200,372	*
TE Connectivity Ltd.	2,864,650	90,838,052

Total Electronic Equipment, Instruments & Components		99,038,424

Semiconductors & Semiconductor Equipment - 4.4%
Broadcom Corp., Class A Shares	3,606,610	109,442,581	*
Cree Inc.	1,059,140	26,351,403	*
Intel Corp.	2,847,140	70,922,257
Standard Microsystems Corp.	666,800	16,690,004	*

Total Semiconductors & Semiconductor Equipment		223,406,245

Software - 3.3%
Advent Software Inc.	1,906,640	51,479,280	*
Autodesk Inc.	1,481,500	50,474,705	*
Citrix Systems Inc.	920,000	65,678,800	*

Total Software		167,632,785

TOTAL INFORMATION TECHNOLOGY		740,361,621

MATERIALS - 1.3%
Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold Inc.	1,233,400	48,842,640
Nucor Corp.	398,500	15,712,855

TOTAL MATERIALS		64,555,495

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,450,698,859)		5,060,697,188

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $100,000,000 joint tri-party repurchase agreement dated 11/30/11 with RBS Securities Inc.; Proceeds at maturity - $4,349,012; (Fully collateralized by various U.S. government agency obligations, 4.125% to 4.375% due 9/15/12 to 4/15/14; Market value - $4,436,152)	0.100%	12/1/11	$4,349,000	4,349,000

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - 0.2% (continued)
Interest in $300,000,000 joint tri-party repurchase agreement dated 11/30/11 with Deutsche Bank Securites Inc.; Proceeds at maturity- $4,349,013; (Fully collateralized by various U.S. government agency obligations, 0.500% to 4.000% due 2/15/13 to 11/14/31; Market value - $4,435,985)	0.110%	12/1/11	$4,349,000	$4,349,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $8,698,000)				8,698,000

TOTAL INVESTMENTS - 100.1% (Cost - $2,459,396,859#)				5,069,395,188
Liabilities in Excess of Other Assets - (0.1)%				(5,967,137)

TOTAL NET ASSETS - 100.0%				$5,063,428,051

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At November 30, 2011, the total market value of Affiliated Companies was $4,561,164 and the cost was $11,412,534 (Note 4).

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†
Information technology	$736,831,075	$3,530,546	—	$740,361,621
Other common stocks	4,320,335,567		—	4,320,335,567

Total long-term investments	$5,057,166,642	$3,530,546	—	$5,060,697,188

Short-term investments†	—	8,698,000	—	8,698,000

Total investments	$5,057,166,642	$12,228,546	—	$5,069,395,188

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

For the period ended November 30, 2011 as a result of fair value pricing procedures for international equities utilized by the Fund, certain securities transferred in and out of level 1 and level 2 measurements during the period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,774,680,248
Gross unrealized depreciation	(164,681,919)

Net unrealized appreciation	$2,609,998,329

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2011, the Fund did not invest in any derivative instruments.

4. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended November 30, 2011:

	Affiliate Value at 8/31/11	Purchased		Sold		Dividend Income	Affiliate Value at 11/30/11	Realized Gain/ (Loss)
		Cost	Shares	Cost	Shares
BioMimetic Therapeutics Inc.	$4,837,158	—	—	—	—	—	$4,561,164	—

5. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: January 25, 2012